Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - Accrued Expenses and Other Current Liabilities [Member] - Heliogen, Inc. [Member] - USD ($)
$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Payroll and other employee benefits	$ 1,431	$ 1,084
Professional fees	1,116	1,913
Research, development and project costs	5,616	3,658
Inventory in-transit		29
Operating lease liabilities, current portion	2,550	1,792
Other accrued expenses	451	431
Total accrued expenses and other current liabilities	$ 11,164	$ 8,907